5. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Scheduled maturities of time deposits
(Dollars in thousands)

2013	$157,707
2014	33,579
2015	36,066
2016	10,269
2017 and thereafter	10,603

Total	$248,224